NATURE OF THE BUSINESS AND BASIS OF PRESENTATION (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of dilutive securities
	Shares Issuable
	Nine Months Ended September 30,
	2012	2011
Convertible Notes	151,955	283,006
Stock Options	2,281,000	324,000
Warrants	6,363,674	0
Total Shares of Common Stock Issuable	8,796,629	607,006

Schedule of persons and ownership percentages which are registered as Omagine LLC's shareholders with the Government of Oman
Omagine, Inc.	60%
Office of Royal Court Affairs	25%
Consolidated Contracting Company S.A.	10%
Consolidated Contractors (Oman) Company LLC	5%